Shareholders' Equity (Tables)	12 Months Ended
Nov. 30, 2012
Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss was as follows (in millions):

	November 30,
	2012	2011

Cumulative foreign currency translation adjustments, net	$(98)	$(123)
Unrecognized pension expenses	(125)	(96)
Unrealized loss on marketable security	(13)	(17)
Net gains on cash flow derivative hedges	29	27

	$(207)	$(209)